GS Mortgage-Backed Securities Trust 2024-PJ6

Exhibit 99.2 - Schedule 6

Client Name:
Client Project Name:	GSMBS 2024-PJ6
Start - End Dates:	11/23/2021
Deal Loan Count:	1

Valuations Summary

Loans in Report:	1				Origination Values										Automated Valuation Model							Desk Review				Second Desk Review				Field Review				Second Field Review				1004 SFR (Mar 05)				2055 Ext Only (Mar 05)				BPO (Broker Price Opinion)				Other					AUS Information
Loan Number	Seller Loan Number	Original Balance	Sales Price	Value For LTV	Appraised Date	Appraised Value	Appraisal Form	AVM Vendor Name	Confidence Score	Review Date	Review Value	Variance Amount	Variance %	Review Type	Report Date	Value	Variance Amount	Variance (%)	AVM Vendor Name	AVM FSD	Confidence Score	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance %	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Report Date	Report Value	Variance Amount	Variance (%)	Report Date	Value	Variance Amount	Variance (%)	Other - Valuation Type	Report Date	Value	Variance Amount	Variance (%)	CU / LCA Score
D2ADBA7B-0C5D-4305-A51C-827317D9B8FA	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	XXXXXX	1004 SFR (Mar 05)				$0.00					$0.00	$0.00	0.00%		0.000		XXXXXX	XXXXXX	XXXXXX	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%		$0.00	$0.00	0.00%			$0.00	$0.00	0.00%	(No Data)